Accrued Expenses And Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Summary of accrued expenses and other current liabilities
Employees and payroll accruals	$ 189		$ 150
Accrued expenses	182		145
Advances from customer	75
Related parties	58		5
Government authorities	52		52
Other	45		37
Accrued expenses and other current liabilities, Total	$ 601	[1]	$ 389	[1]

[1]	Not 8